BALANCE SHEET DETAILS (Details Textual) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Mar. 31, 2014 Promissory Notes Payable [Member]	Dec. 31, 2013 Promissory Notes Payable [Member]
Balance Sheet Details [Line Items]
Debt Instrument, Issuance Date					Mar. 05, 2008
Debt Instrument, Maturity Date				Mar. 05, 2015	Mar. 05, 2015
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%	2.00%	2.00%
Debt Instrument, Convertible, Conversion Price				$ 0.0775	$ 0.0798
Conversion of Stock, Shares Converted					3,107,356
Debt Conversion, Converted Instrument, Shares Issued	98,456,000			3,213,000